UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/99

Check here if Amendment [X]; Amendment Number:3

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mitchell A. Danaher
Title:   Assistant Comptroller
Phone:   (203) 373-3563

13F File Number:  28-01502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mitchell A. Danaher
Title:    Assistant Comptroller
Phone:    (203) 373-3563

Signature, Place, and Date of Signing:


Mitchell A. Danaher     Fairfield, CT  06431          March 9, 2001
-------------------     -------------  -----          ----------------


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $1037975
                                       (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


13F File No.:    Name:



                                                      FROM 13F INFORMATION TABLE
                                  TITLE OF             VALUE    SHRS OR  SH/   PUT/    INVESTMENT  OTHER     ---VOTING AUTHORITY---
NAME OF ISSUER                    CLASS    CUSIP     (x$1000)   PRN AMT  PRN   CALL    DISCRETION  MANAGERS     SOLE  SHARED    NONE
---------------                   -----    -----     --------   -------- ---   ----    ----------  --------     ----  ------    ----
Corsair                           Common  220406102     6023      884105  SH            SOLE                  884105
Careerbuilder                     Common  141684100     7339      917431  SH            SOLE                  917431
CommerceOne                       Common  200693109    75427      771869  SH            SOLE                  771869
Cybersource                       Common  23251J106    86267     1546555  SH            SOLE                 1546555
Internet Capital Group            Common  46059C106   467563     5320467  SH            SOLE                 5320467
IXL                               Common  450718101   131275     3704159  SH            SOLE                 3704159
Launch Media                      Common  518567102     4706      392157  SH            SOLE                  392157
MSGI                              Common  570907105    51196     4311220  SH            SOLE                 4311220
Net2Phone                         Common  64108N106   121052     2322333  SH            SOLE                 2322333
Primacom                          Common  74154N108    28156     1023846  SH            SOLE                 1023846
Pilot Networks                    Common  721596104     2775      300000  SH            SOLE                  300000
Streamline                        Common  863239109      578       71429  SH            SOLE                   71429
Starmedia                         Common  855546107    54939     1496213  SH            SOLE                 1496213
Zindart                           Common  989597109      679       96111  SH            SOLE                   96111

